Commitments and contingencies (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other commitments
2022				$ 748,764,936
2023				421,155,686
2024				252,243,792
2025				86,720,580
2026 and thereafter				9,886,553
Total				1,518,771,547
Loss Contingency, Damages Sought, Value | ¥			¥ 545.5
Mechanic's Liens [Member]
Other commitments
Loss Contingency, Damages Sought, Value		$ 8,000,000.0
421 Kent Development, LLC [Member]
Other commitments
Payments to pursuant negotiated settlements and claims				1,300,000
Loss Contingency, Damages Sought, Value		$ 22,000,000.0
Financial Guarantee [Member]
Other commitments
Aggregate amount of guarantee				$ 2,156,348,238	$ 2,306,911,350
Real Estate Ownership Period			six to twelve months	six to twelve months
Payments to satisfy guarantee obligations				$ 3,723,398	4,557,522	$ 1,782,038
Provisions for Guarantee				0
Maximum exposure to credit loss				$ 284,329,564	$ 250,425,294
Number of equity method investees for whom financial guarantees provided | item				4
Beijing Huiju and Qingdao Huiju's joint and several liability
Other commitments
Loss Contingency, Damages Sought, Value	$ 230,900,000
Court cost	$ 1,167,369